Share Capital - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) day shares	Dec. 31, 2019 CAD ($) shares	Nov. 12, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares) | shares	2,047,948	1,400,713
Cost of common shares repurchased and cancelled	$ 78.3	$ 43.2
Reduction in share capital	16.8	10.9
Reduction in contributed surplus accounts	0.4	0.3
Charges to retained earnings	(61.1)	(32.0)
Dividends declared included in trade and other payables	17.2	16.1
Share-based compensation expense	16.4	18.1
Expense related to fair value of options granted	1.0	3.4
Expense related to amortization of fair value of options granted	15.4	14.7
Adjustments for share-based payments	0.9
Outstanding fair value	$ 25.5	$ 23.0
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares) | shares			5,605,224
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	142,043	166,963
Outstanding fair value	$ 4.2	$ 1.1
Number of DSUs paid	0	0
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	320,256	379,289
Vesting period for share-based payment arrangement	3 years
Outstanding fair value	$ 14.3	$ 11.1
Number of DSUs paid	234,966	198,815
PSUs | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target		40.00%
PSUs | Bottom of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
PSUs | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target		60.00%
PSUs | Top of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	308,136	378,049
Fair value of share units granted	$ 16.4	$ 11.6
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	37,147	44,806
Number of DSUs paid	149,848	75,315
Amount of DSUs paid	$ 6.1	$ 2.4
Fair value of outstanding and vested DSUs	$ 6.7	$ 10.2
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	37,147	44,772
Fair value of share units granted	$ 1.4	$ 1.2
DSUs conversion rate to common share	1
Number of trading days | day	10
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	138,148
Fair value of share units granted	$ 5.8
Vesting period for share-based payment arrangement	3 years